Tax - Reconciliation (Details) - GBP (£) £ in Millions		12 Months Ended
	Apr. 01, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Tax
UK corporation tax	25.00%	25.00%	23.50%	19.00%
Profit before tax		£ 6,195	£ 6,178	£ 5,132
Expected tax charge		(1,549)	(1,452)	(975)
Losses and temporary differences in year where no deferred tax asset recognised		(18)	(56)	(118)
Foreign profits and losses taxed at other rates		37	10	(62)
losses on disposals and write-downs		(22)	(63)	(10)
UK Bank Levy		(31)	(27)	(20)
regulatory and legal actions		(47)	(1)	(7)
other disallowable items		(61)	(57)	(51)
foreign exchange recycling on UBIDAC capital reduction			114
RPI-related uplift on index-linked gilts		18	6	67
other non-taxable items		11	20	29
Taxable foreign exchange movements		7	9	(19)
Unrecognised losses bought forward and utilised		33	27	6
Banking surcharge		(169)	(236)	(447)
Pillar 2 top-up tax		(20)
Tax on paid-in equity dividends		53	52	43
UK tax rate change impact				(10)
Adjustments in respect of prior years		(135)	(165)	32
Tax charge for the period		(1,465)	(1,434)	(1,275)
UNITED KINGDOM
Tax
Profit before tax		6,146	6,196	5,716
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:		378	371	272
Benefit from group relief and loss relief claims at higher tax rates		61
IRELAND
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:			(1)	£ (5)
NETHERLANDS
Tax
Net increase/(decrease) in the carrying value of deferred tax assets in respect of:		£ 50	£ 15